GOTHAM ENHANCED 500 ETF

Schedule of Investments December 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Advertising - 0.2%
Omnicom Group, Inc.	3,692	$270,513
The Interpublic Group of Company, Inc.	6,235	233,501
		504,014
Aerospace & Defense - 1.6%
General Dynamics Corp.	4,337	904,134
Howmet Aerospace, Inc.	856	27,247
L3Harris Technologies, Inc.	2,277	485,547
Lockheed Martin Corp.	3,540	1,258,151
Northrop Grumman Corp.	2,407	931,678
Raytheon Technologies Corp.	2,733	235,202
Teledyne Technologies, Inc. (1)	86	37,573
The Boeing Co. (1)	1,076	216,620
TransDigm Group, Inc. (1)	101	64,264
		4,160,416
Agriculture - 1.7%
Altria Group, Inc.	30,471	1,444,021
Archer-Daniels-Midland Co.	9,273	626,762
Philip Morris International, Inc.	24,854	2,361,130
		4,431,913
Airlines - 0.1%
Alaska Air Group, Inc. (1)	237	12,348
American Airlines Group, Inc. (1)(2)	1,209	21,714
Delta Air Lines, Inc. (1)	1,192	46,583
Southwest Airlines Co. (1)	1,109	47,509
United Airlines Holdings, Inc. (1)	605	26,487
		154,641
Apparel - 0.4%
Nike, Inc. - Class B	3,000	500,010
PVH Corp.	1,075	114,649
Ralph Lauren Corp. - Class A	1,099	130,627
Tapestry, Inc.	4,585	186,151
Under Armour, Inc. - Class C (1)	7,095	127,994
VF Corp.	707	51,766
		1,111,197
Auto Manufacturers - 2.4%
Cummins, Inc.	460	100,345
Ford Motor Co.	66,238	1,375,763
General Motors Co. (1)	8,743	512,602
PACCAR, Inc.	641	56,575
Tesla, Inc. (1)	3,912	4,134,123
		6,179,408
Auto Parts & Equipment - 0.0% (3)
Aptiv PLC (1)	488	80,496
BorgWarner, Inc.	488	21,994
		102,490
Banks - 1.8%
Bank of America Corp.	17,638	784,715
Citigroup, Inc.	3,990	240,956
Citizens Financial Group, Inc.	791	37,375
Comerica, Inc.	242	21,054
Fifth Third Bancorp	1,333	58,052
First Republic Bank	417	86,115
Huntington Bancshares, Inc.	3,008	46,383
JPMorgan Chase & Co.	6,180	978,603
KeyCorp (2)	1,727	39,945
M&T Bank Corp. (2)	237	36,398
Morgan Stanley	3,837	376,640
Northern Trust Corp.	377	45,093
Regions Financial Corp.	2,003	43,665
Signature Bank (2)	110	35,582
State Street Corp.	668	62,124
SVB Financial Group (1)	890	603,634
The Bank of New York Mellon Corp.	1,523	88,456
The Goldman Sachs Group, Inc.	732	280,026
The PNC Financial Services Group, Inc.	893	179,064
Truist Financial Corp.	2,685	157,207
U.S. Bancorp	3,158	177,385
Wells Fargo & Co.	8,464	406,103
Zions Bancorp N.A.	286	18,064
		4,802,639
Beverages - 1.5%
Brown-Forman Corp. - Class B	889	64,773
Constellation Brands, Inc. - Class A	812	203,788
Molson Coors Brewing Co. - Class B	460	21,321
Monster Beverage Corp. (1)	982	94,311
PepsiCo, Inc.	3,013	523,388
The Coca-Cola Co.	53,358	3,159,327
		4,066,908
Biotechnology - 1.7%
Amgen, Inc.	1,061	238,693
Biogen, Inc. (1)	438	105,085
Bio-Rad Laboratories, Inc. - Class A (1)	35	26,445
Corteva, Inc.	1,435	67,847
Gilead Sciences, Inc.	21,884	1,588,997
Illumina, Inc. (1)	951	361,798
Incyte Corp. (1)	1,364	100,118
Moderna, Inc. (1)	759	192,771
Regeneron Pharmaceuticals, Inc. (1)(2)	1,904	1,202,414
Vertex Pharmaceuticals, Inc. (1)	3,504	769,478
		4,653,646
Building Materials - 0.6%
Carrier Global Corp.	1,763	95,625
Fortune Brands Home & Security, Inc.	1,050	112,245
Johnson Controls International PLC	11,314	919,941
Martin Marietta Materials, Inc.	113	49,779
Masco Corp.	3,697	259,603
Vulcan Materials Co.	239	49,612
		1,486,805
Chemicals - 1.4%
Air Products and Chemicals, Inc.	407	123,834
Albemarle Corp.	210	49,092
Celanese Corp.	1,669	280,492
CF Industries Holdings, Inc.	3,517	248,933
Dow, Inc.	12,745	722,896
DuPont de Nemours, Inc.	952	76,903
Eastman Chemical Co.	554	66,984
Ecolab, Inc.	526	123,394
FMC Corp.	1,943	213,516
International Flavors & Fragrances, Inc.	481	72,463
Linde PLC	1,808	626,345
LyondellBasell Industries NV	5,421	499,979
PPG Industries, Inc.	454	78,288
The Mosaic Co.	5,930	232,990
The Sherwin-Williams Co.	476	167,628
		3,583,737
Commercial Services - 1.5%
Automatic Data Processing, Inc.	879	216,744
Cintas Corp.	187	82,873
Equifax, Inc.	218	63,828
FleetCor Technologies, Inc. (1)	1,258	281,591
Gartner, Inc. (1)	1,255	419,572
Global Payments, Inc.	532	71,916
IHS Markit Ltd.	835	110,988
MarketAxess Holdings, Inc.	68	27,966
Moody’s Corp. (2)	616	240,597
Nielsen Holdings PLC	5,431	111,390
PayPal Holdings, Inc. (1)	7,843	1,479,033
Quanta Services, Inc.	255	29,238
Robert Half International, Inc.	1,739	193,933
Rollins, Inc. (2)	919	31,439
S&P Global, Inc. (2)	961	453,525
United Rentals, Inc. (1)	131	43,530
Verisk Analytics, Inc.	304	69,534
		3,927,697
Computers - 9.1%
Accenture PLC - Class A	4,832	2,003,106
Apple, Inc.	100,646	17,871,710
Cognizant Technology Solutions Corp.	3,177	281,863
DXC Technology Co. (1)(2)	4,387	141,218
EPAM Systems, Inc. (1)	346	231,284
Fortinet, Inc. (1)(2)	302	108,539
Hewlett Packard Enterprise Co.	2,363	37,265
HP, Inc.	20,023	754,266
International Business Machines Corp.	11,288	1,508,754
Leidos Holdings, Inc.	256	22,758
NetApp, Inc. (2)	3,576	328,956
Seagate Technology Holdings PLC	3,648	412,151
Western Digital Corp. (1)(2)	5,015	327,028
		24,028,898
Cosmetics & Personal Care - 0.6%
Colgate-Palmolive Co.	1,835	156,599
The Estee Lauder Companies, Inc.	667	246,923
The Procter & Gamble Co.	7,170	1,172,869
		1,576,391
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	438	66,409
Fastenal Co.	1,046	67,007
LKQ Corp.	4,733	284,122
Pool Corp.	72	40,752
W.W. Grainger, Inc.	95	49,233
		507,523
Diversified Financial Services - 3.8%
American Express Co.	1,419	232,148
Ameriprise Financial, Inc.	1,269	382,807
BlackRock, Inc.	2,317	2,121,353
Capital One Financial Corp.	898	130,291
Cboe Global Markets, Inc.	195	25,428
CME Group, Inc. - Class A	656	149,870
Discover Financial Services	540	62,402
Franklin Resources, Inc.	8,578	287,277
Intercontinental Exchange, Inc.	1,039	142,104
Invesco Ltd.	7,025	161,715
Mastercard, Inc. - Class A	5,969	2,144,781
Nasdaq, Inc.	308	64,683
Raymond James Financial, Inc.	2,506	251,602
Synchrony Financial	979	45,416
T. Rowe Price Group, Inc. (2)	3,459	680,178
The Charles Schwab Corp.	3,974	334,213
Visa, Inc. - Class A (2)	12,932	2,802,494
		10,018,762
Electric - 1.0%
Alliant Energy Corp. (2)	464	28,522
Ameren Corp.	513	45,662
American Electric Power Co., Inc. (2)	938	83,454
CenterPoint Energy, Inc.	1,155	32,236
CMS Energy Corp.	537	34,932
Consolidated Edison, Inc. (2)	656	55,970
Dominion Energy, Inc.	1,752	137,637
DTE Energy Co.	3,006	359,337
Duke Energy Corp.	1,442	151,266
Edison International	704	48,048
Entergy Corp.	373	42,018
Evergy, Inc.	427	29,296
Eversource Energy	637	57,954
Exelon Corp. (2)	1,845	106,567
FirstEnergy Corp.	1,074	44,668
NextEra Energy, Inc.	3,635	339,364
NRG Energy, Inc. (2)	3,745	161,335
Pinnacle West Capital Corp. (2)	212	14,965
PPL Corp.	12,084	363,245
Public Service Enterprise Group, Inc.	926	61,792
Sempra Energy	596	78,839
The AES Corp.	1,254	30,472
The Southern Co.	1,965	134,760
WEC Energy Group, Inc.	585	56,786
Xcel Energy, Inc.	1,016	68,783
		2,567,908
Electrical Components & Equipment - 0.4%
AMETEK, Inc.	491	72,197
Emerson Electric Co.	9,459	879,403
Generac Holdings, Inc. (1)	114	40,119
		991,719
Electronics - 0.6%
Agilent Technologies, Inc.	499	79,665
Allegion plc	163	21,588
Amphenol Corp.	1,158	101,279
Fortive Corp.	2,181	166,388
Garmin Ltd. (2)	355	48,340
Honeywell International, Inc.	1,398	291,497
Keysight Technologies, Inc. (1)	327	67,529
Mettler-Toledo International, Inc. (1)	41	69,586
TE Connectivity Ltd.	4,948	798,310
Trimble, Inc. (1)	500	43,595
		1,687,777
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (1)	232	42,442
SolarEdge Technologies, Inc. (1)	300	84,171
		126,613
Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc.	1,951	271,638

Entertainment - 0.1%
Caesars Entertainment, Inc. (1)(2)	393	36,757
Live Nation Entertainment, Inc. (1)(2)	417	49,911
Penn National Gaming, Inc. (1)(2)	2,416	125,270
		211,938
Environmental Control - 0.1%
Pentair PLC	2,511	183,378
Republic Services, Inc.	586	81,718
Waste Management, Inc.	769	128,346
		393,442
Food - 1.1%
Campbell Soup Co.	557	24,207
Conagra Brands, Inc.	901	30,769
General Mills, Inc. (2)	1,809	121,890
Hormel Foods Corp.	1,021	49,835
Kellogg Co. (2)	636	40,971
Lamb Weston Holdings, Inc.	275	17,429
McCormick & Co., Inc. (2)	503	48,595
Mondelez International, Inc.	15,658	1,038,282
Sysco Corp.	974	76,508
The Hershey Co.	437	84,546
The J.M. Smucker Co.	202	27,436
The Kraft Heinz Co.	20,432	733,509
The Kroger Co.	1,529	69,203
Tyson Foods, Inc. - Class A	6,245	544,314
		2,907,494
Forest Products & Paper - 0.1%
International Paper Co.	6,448	302,927

Gas - 0.0% (3)
Atmos Energy Corp. (2)	246	25,773
NiSource, Inc.	729	20,128
		45,901
Hand & Machine Tools - 0.1%
Snap-on, Inc.	858	184,796
Stanley Black & Decker, Inc.	294	55,454
		240,250
Healthcare - Products - 2.3%
Abbott Laboratories	10,898	1,533,785
ABIOMED, Inc. (1)	83	29,811
Align Technology, Inc. (1)	141	92,662
Baxter International, Inc.	930	79,831
Bio-Techne Corp.	71	36,731
Boston Scientific Corp. (1)	2,577	109,471
Danaher Corp.	4,386	1,443,038
DENTSPLY SIRONA, Inc.	404	22,539
Edwards Lifesciences Corp. (1)	1,124	145,614
Henry Schein, Inc. (1)	256	19,848
Hologic, Inc. (1)	2,851	218,273
IDEXX Laboratories, Inc. (1)	154	101,403
Intuitive Surgical, Inc. (1)	650	233,545
Medtronic PLC	8,478	877,049
PerkinElmer, Inc.	228	45,842
ResMed, Inc.	263	68,506
STERIS PLC	179	43,570
Stryker Corp.	688	183,985
Teleflex, Inc.	87	28,578
The Cooper Companies, Inc.	93	38,962
Thermo Fisher Scientific, Inc.	830	553,809
Waters Corp. (1)	112	41,731
West Pharmaceutical Services, Inc.	133	62,378
Zimmer Biomet Holdings, Inc.	382	48,529
		6,059,490
Healthcare - Services - 2.9%
Anthem, Inc.	3,742	1,734,567
Catalent, Inc. (1)	310	39,689
Centene Corp. (1)	1,127	92,865
Charles River Laboratories International, Inc. (1)	90	33,910
DaVita, Inc. (1)	1,424	161,994
HCA Healthcare, Inc.	5,597	1,437,981
Humana, Inc.	238	110,399
IQVIA Holdings, Inc. (1)	345	97,338
Laboratory Corp of America Holdings (1)	1,489	467,859
Quest Diagnostics, Inc.	1,896	328,027
UnitedHealth Group, Inc.	6,029	3,027,402
Universal Health Services, Inc. - Class B (2)	146	18,931
		7,550,962
Home Builders - 0.1%
D.R. Horton, Inc.	640	69,408
Lennar Corp. - Class A	1,896	220,239
NVR, Inc. (1)	7	41,362
PulteGroup, Inc.	460	26,294
		357,303
Home Furnishings - 0.1%
Whirlpool Corp. (2)	938	220,111

Household Products & Wares - 0.2%
Avery Dennison Corp.	1,236	267,681
Church & Dwight Co., Inc.	491	50,328
Kimberly-Clark Corp.	636	90,897
The Clorox Co.	229	39,928
		448,834
Housewares - 0.1%
Newell Brands, Inc.	7,005	152,989

Insurance - 3.2%
Aflac, Inc.	1,344	78,476
American International Group, Inc.	1,754	99,732
Aon PLC	3,519	1,057,671
Arthur J Gallagher & Co.	2,192	371,917
Assurant, Inc.	109	16,989
Berkshire Hathaway, Inc. - Class B (1)	14,287	4,271,813
Brown & Brown, Inc.	4,184	294,052
Chubb Ltd.	872	168,566
Cincinnati Financial Corp. (2)	298	33,951
Everest Re Group Ltd.	74	20,270
Globe Life, Inc.	185	17,338
Lincoln National Corp.	339	23,140
Loews Corp.	472	27,263
Marsh & McLennan Companies, Inc.	7,939	1,379,957
MetLife, Inc.	1,763	110,170
Principal Financial Group, Inc.	473	34,212
Prudential Financial, Inc.	696	75,335
The Allstate Corp.	546	64,237
The Hartford Financial Services Group, Inc.	633	43,702
The Progressive Corp.	1,088	111,683
The Travelers Companies, Inc. (2)	480	75,086
W.R. Berkley Corp.	328	27,024
Willis Towers Watson PLC	230	54,623
		8,457,207
Internet - 13.8%
Alphabet, Inc. - Class A (1)	4,876	14,125,967
Amazon.com, Inc. (1)	3,706	12,357,064
Booking Holdings, Inc. (1)	76	182,341
CDW Corp.	247	50,581
eBay, Inc. (2)	10,104	671,916
Etsy, Inc. (1)	240	52,546
Expedia Group, Inc. - Class A (1)	279	50,421
F5, Inc. (1)	110	26,918
Match Group, Inc. (1)(2)	521	68,902
Meta Platforms, Inc. - Class A (1)	20,300	6,827,905
Netflix, Inc. (1)	2,816	1,696,471
NortonLifeLock, Inc. (2)	1,070	27,799
Twitter, Inc. (1)(2)	4,907	212,081
VeriSign, Inc. (1)	209	53,048
		36,403,960
Iron & Steel - 0.2%
Nucor Corp.	5,142	586,959

Leisure Time - 0.0% (3)
Carnival Corp. (1)(2)	2,469	49,676
Norwegian Cruise Line Holdings Ltd. (1)(2)	775	16,073
Royal Caribbean Cruises Ltd. (1)	475	36,528
		102,277
Lodging - 0.1%
Hilton Worldwide Holdings, Inc. (1)	519	80,959
Las Vegas Sands Corp. (1)	1,390	52,320
Marriott International, Inc. (1)	606	100,135
MGM Resorts International	1,016	45,598
Wynn Resorts Ltd. (1)	210	17,858
		296,870
Machinery - Construction & Mining - 0.7%
Caterpillar, Inc.	8,300	1,715,942

Machinery - Diversified - 0.7%
Deere & Co. (2)	527	180,703
Dover Corp.	2,205	400,428
IDEX Corp.	139	32,849
Ingersoll Rand, Inc.	6,261	387,368
Otis Worldwide Corp.	6,384	555,855
Rockwell Automation, Inc.	211	73,607
Westinghouse Air Brake Technologies Corp. (2)	339	31,225
Xylem, Inc. (2)	329	39,454
		1,701,489
Media - 1.0%
Charter Communications, Inc. - Class A (1)(2)	1,093	712,603
Comcast Corp. - Class A	18,872	949,828
Discovery, Inc. - Class A (1)(2)	1,233	29,025
DISH Network Corp. - Class A (1)	8,330	270,225
FactSet Research Systems, Inc.	69	33,535
Fox Corp. - Class A	4,760	175,644
News Corp. - Class A	1,266	28,244
The Walt Disney Co. (1)	3,359	520,275
ViacomCBS, Inc. - Class B (2)	1,364	41,166
		2,760,545
Mining - 0.4%
Freeport-McMoRan, Inc. (2)	24,410	1,018,629
Newmont Corp.	1,469	91,108
		1,109,737
Miscellaneous Manufacturers - 1.4%
3M Co.	9,430	1,675,051
A.O. Smith Corp.	2,406	206,555
Eaton Corp PLC	6,100	1,054,202
General Electric Co. (2)	2,307	217,942
Illinois Tool Works, Inc. (2)	576	142,157
Parker-Hannifin Corp.	238	75,713
Textron, Inc.	2,510	193,772
Trane Technologies PLC	467	94,348
		3,659,740
Office & Business Equipment - 0.0% (3)
Zebra Technologies Corp. (1)	96	57,139

Oil & Gas - 2.7%
APA Corp.	5,963	160,345
Chevron Corp.	14,111	1,655,926
ConocoPhillips	5,779	417,128
Coterra Energy, Inc.	849	16,131
Devon Energy Corp. (2)	1,262	55,591
Diamondback Energy, Inc. (2)	322	34,728
EOG Resources, Inc.	9,153	813,061
Exxon Mobil Corp.	30,734	1,880,613
Hess Corp. (2)	567	41,975
Marathon Oil Corp.	12,721	208,879
Marathon Petroleum Corp.	10,669	682,709
Occidental Petroleum Corp. (2)	15,298	443,489
Phillips 66	934	67,678
Pioneer Natural Resources Co. (2)	448	81,482
Valero Energy Corp.	6,759	507,669
		7,067,404
Oil & Gas Services - 0.2%
Baker Hughes Co. - Class A	1,886	45,377
Halliburton Co.	14,537	332,461
Schlumberger NV	2,976	89,132
		466,970
Packaging & Containers - 0.2%
Amcor PLC	3,050	36,631
Ball Corp.	588	56,607
Packaging Corp of America	174	23,690
Sealed Air Corp.	2,249	151,740
Westrock Co.	4,142	183,739
		452,407
Pharmaceuticals - 6.8%
AbbVie, Inc.	19,943	2,700,282
AmerisourceBergen Corp.	449	59,668
Becton Dickinson and Co.	522	131,272
Bristol-Myers Squibb Co.	4,691	292,484
Cardinal Health, Inc.	538	27,702
Cigna Corp.	5,242	1,203,720
CVS Health Corp.	22,703	2,342,041
Dexcom, Inc. (1)(2)	176	94,503
Eli Lilly & Co.	1,803	498,025
Johnson & Johnson	20,397	3,489,315
McKesson Corp.	2,691	668,902
Merck & Co., Inc.	34,662	2,656,496
Organon & Co.	539	16,412
Pfizer, Inc.	58,013	3,425,668
Viatris, Inc.	2,289	30,970
Zoetis, Inc.	888	216,699
		17,854,159
Pipelines - 0.2%
Kinder Morgan, Inc.	4,795	76,049
ONEOK, Inc.	7,443	437,350
The Williams Companies, Inc.	2,577	67,105
		580,504
Real Estate - 0.0% (3)
CBRE Group, Inc. (1)	606	65,757

Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	279	62,206
American Tower Corp.	2,815	823,387
AvalonBay Communities, Inc.	256	64,663
Boston Properties, Inc. (2)	285	32,826
Crown Castle International Corp.	2,678	559,006
Digital Realty Trust, Inc.	514	90,911
Duke Realty Corp.	695	45,620
Equinix, Inc. (2)	167	141,255
Equity Residential (2)	693	62,717
Essex Property Trust, Inc.	120	42,268
Extra Space Storage, Inc.	788	178,663
Federal Realty Investment Trust (2)	143	19,494
Healthpeak Properties, Inc.	985	35,549
Host Hotels & Resorts, Inc. (1)	1,459	25,372
Iron Mountain, Inc. (2)	524	27,421
Kimco Realty Corp.	1,253	30,886
Mid-America Apartment Communities, Inc.	370	84,893
Prologis, Inc.	3,959	666,537
Public Storage	328	122,856
Realty Income Corp.	745	53,335
Regency Centers Corp.	311	23,434
SBA Communications Corp.	675	262,589
Simon Property Group, Inc.	5,220	833,999
UDR, Inc.	569	34,134
Ventas, Inc.	726	37,113
Vornado Realty Trust (2)	348	14,567
Welltower, Inc. (2)	791	67,844
Weyerhaeuser Co.	12,279	505,649
		4,949,194
Retail - 7.6%
Advance Auto Parts, Inc.	971	232,924
AutoZone, Inc. (1)	318	666,652
Bath & Body Works, Inc. (1)	4,045	282,301
Best Buy Co., Inc.	4,440	451,104
CarMax, Inc. (1)	293	38,157
Chipotle Mexican Grill, Inc. (1)	51	89,161
Costco Wholesale Corp.	820	465,514
Darden Restaurants, Inc.	241	36,304
Dollar General Corp. (2)	457	107,774
Dollar Tree, Inc. (1)	410	57,613
Domino’s Pizza, Inc.	66	37,246
Genuine Parts Co.	2,178	305,356
Lowe’s Companies, Inc.	10,851	2,804,767
McDonald’s Corp.	8,076	2,164,933
O’Reilly Automotive, Inc. (1)	1,040	734,479
Ross Stores, Inc.	644	73,596
Starbucks Corp.	2,532	296,168
Target Corp.	7,309	1,691,595
The Gap, Inc. (2)	797	14,067
The Home Depot, Inc.	9,890	4,104,449
The TJX Companies, Inc.	2,171	164,822
Tractor Supply Co.	208	49,629
Ulta Beauty, Inc. (1)	98	40,409
Walgreens Boots Alliance, Inc.	14,061	733,422
Walmart, Inc.	26,873	3,888,254
Yum! Brands, Inc.	4,324	600,431
		20,131,127
Savings & Loans - 0.0% (3)
People’s United Financial, Inc.	893	15,913

Semiconductors - 4.6%
Advanced Micro Devices, Inc. (1)	2,292	329,819
Analog Devices, Inc.	952	167,333
Applied Materials, Inc.	14,776	2,325,151
Broadcom, Inc.	780	519,020
Intel Corp.	64,088	3,300,532
IPG Photonics Corp. (1)	99	17,042
KLA Corp.	942	405,164
Lam Research Corp.	875	629,256
Microchip Technology, Inc.	1,026	89,323
Micron Technology, Inc. (2)	6,950	647,392
Monolithic Power Systems, Inc.	83	40,946
NVIDIA Corp.	6,318	1,858,187
NXP Semiconductors NV	497	113,207
Qorvo, Inc. (1)(2)	1,722	269,304
QUALCOMM, Inc.	3,880	709,536
Skyworks Solutions, Inc.	305	47,318
Teradyne, Inc.	526	86,017
Texas Instruments, Inc.	1,860	350,554
Xilinx, Inc.	465	98,594
		12,003,695
Shipbuilding - 0.0% (3)
Huntington Ingalls Industries, Inc.	74	13,819

Software - 10.3%
Activision Blizzard, Inc.	12,450	828,298
Adobe, Inc. (1)	2,920	1,655,815
Akamai Technologies, Inc. (1)	295	34,527
ANSYS, Inc. (1)	532	213,396
Autodesk, Inc. (1)(2)	1,330	373,983
Broadridge Financial Solutions, Inc.	213	38,941
Cadence Design Systems, Inc. (1)	1,712	319,031
Ceridian HCM Holding, Inc. (1)	278	29,040
Cerner Corp.	561	52,100
Citrix Systems, Inc.	225	21,283
Electronic Arts, Inc. (2)	1,796	236,892
Fidelity National Information Services, Inc.	1,120	122,248
Fiserv, Inc. (1)(2)	1,203	124,859
Intuit, Inc. (2)	502	322,896
Jack Henry & Associates, Inc.	138	23,045
Microsoft Corp.	54,156	18,213,746
MSCI, Inc.	150	91,903
Oracle Corp.	8,951	780,617
Paychex, Inc.	3,560	485,940
Paycom Software, Inc. (1)	105	43,595
PTC, Inc. (1)(2)	206	24,957
Roper Technologies, Inc.	641	315,282
salesforce.com, Inc. (1)	6,022	1,530,371
ServiceNow, Inc. (1)	1,234	801,002
Synopsys, Inc. (1)	942	347,127
Take-Two Interactive Software, Inc. (1)	729	129,558
Tyler Technologies, Inc. (1)	75	40,346
		27,200,798
Telecommunications - 3.7%
Arista Networks, Inc. (1)	564	81,075
AT&T, Inc.	90,146	2,217,592
Cisco Systems, Inc.	68,733	4,355,610
Corning, Inc.	13,447	500,632
Juniper Networks, Inc.	595	21,247
Lumen Technologies, Inc. (2)	2,223	27,899
Motorola Solutions, Inc.	310	84,227
T-Mobile US, Inc. (1)	2,688	311,754
Verizon Communications, Inc.	43,593	2,265,092
		9,865,128
Textiles - 0.1%
Mohawk Industries, Inc. (1)	1,223	222,806

Toys, Games & Hobbies - 0.0% (3)
Hasbro, Inc.	252	25,649

Transportation - 2.1%
C.H. Robinson Worldwide, Inc.	240	25,831
Canadian Pacific Railway Ltd.	1	38
CSX Corp.	26,102	981,435
Expeditors International of Washington, Inc.	2,705	363,255
FedEx Corp.	571	147,683
J.B. Hunt Transport Services, Inc.	192	39,245
Norfolk Southern Corp.	486	144,687
Old Dominion Freight Line, Inc.	208	74,543
Union Pacific Corp.	6,076	1,530,727
United Parcel Service, Inc. - Class B	10,802	2,315,301
		5,622,745
Water - 0.0% (3)
American Water Works Co., Inc.	333	62,890

Total Common Stocks
(Cost $249,945,077)		263,287,211

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund- Class X, 0.026% (4)	117,037	117,037
Total Short-Term Investments
(Cost $117,037)		117,037

Investments Purchased with Proceeds from Securities Lending - 4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.120% (4)	10,530,753	10,530,753
Total Investments Purchased With Collateral From Securities Lending
(Cost $10,530,753)		10,530,753

Total Investments in Securities - 104.0%
(Cost $260,592,867)		273,935,001
Other Liabilities in Excess of Assets - (4.0)%		(10,452,565)
Total Net Assets - 100.0%		$263,482,436

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of December 31, 2021. Total loaned securities had a value of $10,279,237 or 3.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of Decemer 31, 2021.

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Gotham Enhanced 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$263,287,211	$–	$–	$263,287,211
Short-Term Investments	–	117,037	–	–	117,037
Investments Purchased With Collateral From Securities Lending (2)	10,530,753	–	–	–	10,530,753
Total Investments in Securities	$10,530,753	$263,404,248	$–	$–	$273,935,001

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.